Note 2 - Cash, Cash Equivalents and Restricted Cash - Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - AUD ($)	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 25,977,703	$ 15,318,201
Restricted cash – current assets	527,148	1,968,814
Restricted cash	320,000	812,204
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Ending Balance	$ 26,824,851	$ 18,099,219